Document and Entity Information	Aug. 20, 2020
Cover [Abstract]
Entity Registrant Name	KAMAN Corp
Amendment Flag	false
Entity Central Index Key	0000054381
Document Type	8-K
Document Period End Date	Aug. 20, 2020
Entity Incorporation State Country Code	CT
Entity File Number	001-35419
Entity Tax Identification Number	06-0613548
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	(860)
Local Phone Number	243-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($1 par value)
Trading Symbol	KAMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false